Income Taxes	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

18. Income Taxes

Income before income taxes is attributable to the following geographic locations:

	2013	2012	2011
Germany	$234,336	$263,651	$344,267
United States	1,254,690	1,356,094	1,122,800
Other	358,609	312,368	311,292
	$1,847,635	$1,932,113	$1,778,359

Income tax expense (benefit) for the years ended December 31, 2013, 2012, and 2011, consisted of the following:

	2013	2012	2011
Current:
Germany	$81,117	$52,862	$67,484
United States	387,017	342,250	278,634
Other	116,186	139,136	106,087
	584,320	534,248	452,205

Deferred:
Germany	(33,106)	10,478	14,565
United States	47,298	98,200	139,282
Other	(6,500)	(37,790)	(4,955)
	7,692	70,888	148,892
	$592,012	$605,136	$601,097

In 2013, 2012 and 2011, the Company was subject to German federal corporation income tax at a base rate of 15% plus a solidarity surcharge of 5.5% on federal corporation taxes payable and a trade tax rate of 13.34%, 12.88% and 12.64% for the fiscal years ended December 31, 2013, 2012 and 2011, respectively.

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the trade tax rate on income before income taxes. The combined tax rates were 29.16%, 28.71% and 28.46% for the fiscal years ended December 31, 2013, 2012, and 2011, respectively.

	2013	2012	2011

Expected corporate income tax expense	$538,770	$554,613	$506,121
Tax free income	(64,141)	(90,943)	(38,926)
Income from at equity investments	(4,869)	(2,133)	(6,883)
Tax rate differentials	132,977	137,527	140,079
Non-deductible expenses	20,564	19,961	4,536
Taxes for prior years	(6,389)	22,420	144
Change in valuation allowance	3,154	(19,680)	5,544
Noncontrolling partnership interests	(55,023)	(49,081)	(31,300)
Other	26,969	32,452	21,782
Actual income tax expense	$592,012	$605,136	$601,097
Effective tax rate	32.0%	31.3%	33.8%

The tax effects of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2013 and 2012, are presented below:

	2013	2012
Deferred tax assets:
Accounts receivable	$8,789	$5,847
Inventory	9,731	9,434
Property, plant and equipment, intangible and other non-current assets	20,093	28,470
Accrued expenses and other liabilities	305,664	318,827
Pensions	97,958	123,363
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	141,727	107,595
Derivatives	2,169	4,856
Stock-based compensation	22,710	24,758
Other	13,632	13,136
Total deferred tax assets	$622,473	$636,286
Less: valuation allowance	(48,563)	(44,191)
Net deferred tax assets	$573,910	$592,095

Deferred tax liabilities:
Accounts receivable	$43,031	$17,036
Inventory	12,264	11,847
Property, plant and equipment, intangible and other non-current assets	776,254	748,271
Accrued expenses and other liabilities	17,197	21,651
Derivatives	2,274	2,202
Other	117,255	128,403
Total deferred tax liabilities	968,275	929,410
Net deferred tax assets (liabilities)	$(394,365)	$(337,315)

The valuation allowance increased by $4,372 in 2013 and decreased by $36,227 in 2012.

The expiration of net operating losses is as follows:

2014	$38,550
2015	38,134
2016	54,139
2017	55,956
2018	50,907
2019	39,707
2020	33,619
2021	34,042
2022	34,046
2023 and thereafter	34,676
Without expiration date	92,906
Total	$506,682

In assessing the realizability of deferred taxes, management considers whether it is more-likely-than-not that some portion or all of a deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more-likely-than-not the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2013.

The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries that will not be reinvested. At December 31, 2013, the Company provided for $8,396 of deferred tax liabilities associated with earnings that are likely to be distributed in 2014 and the following years. Provision has not been made for additional taxes on $6,269,794 undistributed earnings of foreign subsidiaries as these earnings are considered indefinitely reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however calculation of such additional tax is not practicable. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax of approximately 1.4% on all dividends and capital gains.

FMC-AG & Co. KGaA companies are subject to tax audits in Germany and the U.S. on a regular basis and on-going tax audits in other jurisdictions.

In Germany, the tax years 2002 through 2009 are currently under audit by the tax authorities. The Company recognized and recorded the current proposed adjustments of this audit period in the financial statements. All proposed adjustments are deemed immaterial. Fiscal years 2010 until 2013 are open to audit.

In the U.S., the tax years 2009 and 2010 are currently under audit by the tax authorities. Fiscal years 2011 until 2013 are open to audit. FMCH is also subject to audit in various state jurisdictions. A number of these audits are in progress and various years are open to audit in various state jurisdictions. All expected results for both federal and state income tax audits have been recognized in the financial statements.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's deductions for civil settlement payments taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved its right to pursue claims in the United States Courts for refunds of all other disallowed deductions, which totaled approximately $126,000. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v. United States. On August 15, 2012, a jury entered a verdict for FMCH granting additional deductions of $95,000. On May 31, 2013, the District Court entered final judgment for FMCH in the amount of $50,400. On September 18, 2013, the IRS appealed the District Court's ruling to the United States Court of Appeals for the First Circuit (Boston).

Subsidiaries of FMC-AG & Co. KGaA in a number of countries outside of Germany and the U.S. are also subject to tax audits. The Company estimates that the effects of such tax audits are not material to these consolidated financial statements.

The following table shows the reconciliation of the beginning and ending amounts of unrecognized tax benefits:

Unrecognized tax benefits (net of interest)	2013	2012	2011

Balance at January 1,	$225,198	$223,829	$405,900
Increases in unrecognized tax benefits prior periods	25,260	13,232	24,046
Decreases in unrecognized tax benefits prior periods	(11,445)	(5,913)	(24,897)
Increases in unrecognized tax benefits current period	10,062	17,903	16,157
Changes related to settlements with tax authorities	(52,325)	(14,763)	(208,484)
Reductions as a result of a lapse of the statute of limitations	-	-	(3,100)
Foreign currency translation	3,174	(9,090)	14,207
Balance at December 31,	$199,924	$225,198	$223,829

Included in the balance at December 31, 2013 were $203,497 of unrecognized tax benefits which would affect the effective tax rate if recognized. The Company is currently not in a position to forecast the timing and magnitude of changes in other unrecognized tax benefits.

During the years ended December 31, 2013, 2012 and 2011 the Company recognized $2,155, $11,071 and $20,494 in interest and penalties, respectively. At December 31, 2013 and December 31, 2012 the Company had a total accrual of tax related interest and penalties of $17,580 and $33,749,